Available-For-Sale And Held-To-Maturity Securities (Contractual Maturities) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, debt maturities, within one year, Fair Value	[1]	$ 23,961
Available-for-sale Securities, debt maturities, after one year through five, Fair Value	[1]	678,279
Available-for-sale Securities, debt maturities, after five through ten years, fair value	[1]	895,833
Availably-for-sale Securities, debt maturities, after ten years, Fair Value	[1]	1,583,240
Available-for-sale Securities, debt maturities, Fair Value	[1]	3,181,313
Held-to-maturity Securities, debt maturities, after one year through five, Amortized Cost		99,659
Held-to-maturity Securities, debt maturities, after five year through ten, Amortized Cost		312,069
Held-to-maturity Securities, debt maturities, after ten years, Amortized Cost		2,626,677
Held-to-maturity Securities, Amortized cost	[2]	3,038,405	$ 1,855,399
U.S. Government Agency Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, debt maturities, within one year, Fair Value	[1]	1,351
Available-for-sale Securities, debt maturities, after one year through five, Fair Value	[1]	2,846
Available-for-sale Securities, debt maturities, Fair Value	[1]	4,197
State And Municipal Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, debt maturities, within one year, Fair Value	[1]	301
Available-for-sale Securities, debt maturities, after one year through five, Fair Value	[1]	375
Available-for-sale Securities, debt maturities, after five through ten years, fair value	[1]	16,821
Availably-for-sale Securities, debt maturities, after ten years, Fair Value	[1]	54,993
Available-for-sale Securities, debt maturities, Fair Value	[1]	72,490
Corporate Fixed Income Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, debt maturities, within one year, Fair Value	[1]	22,301
Available-for-sale Securities, debt maturities, after one year through five, Fair Value	[1]	675,058
Available-for-sale Securities, debt maturities, after five through ten years, fair value	[1]	126,152
Available-for-sale Securities, debt maturities, Fair Value	[1]	823,511
Held-to-maturity Securities, debt maturities, after one year through five, Amortized Cost		40,078
Held-to-maturity Securities, Amortized cost	[2]	40,078	40,145
Asset-Backed Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, debt maturities, after five through ten years, fair value	[1]	697,616
Availably-for-sale Securities, debt maturities, after ten years, Fair Value	[1]	1,170,102
Available-for-sale Securities, debt maturities, Fair Value	[1]	1,867,718
Held-to-maturity Securities, debt maturities, after five year through ten, Amortized Cost		141,576
Held-to-maturity Securities, debt maturities, after ten years, Amortized Cost		1,228,724
Held-to-maturity Securities, Amortized cost	[2]	1,370,300	496,996
Mortgage Backed Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, debt maturities, within one year, Fair Value		9
Available-for-sale Securities, debt maturities, after five through ten years, fair value		55,245
Availably-for-sale Securities, debt maturities, after ten years, Fair Value		358,143
Held-to-maturity Securities, debt maturities, after five year through ten, Amortized Cost		170,493
Held-to-maturity Securities, debt maturities, after ten years, Amortized Cost		1,397,953
Mortgage Backed Securities [Member] | Agency [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, debt maturities, after five through ten years, fair value	[1]	480
Availably-for-sale Securities, debt maturities, after ten years, Fair Value	[1]	338,252
Available-for-sale Securities, debt maturities, Fair Value	[1]	338,732
Held-to-maturity Securities, debt maturities, after five year through ten, Amortized Cost		170,493
Held-to-maturity Securities, debt maturities, after ten years, Amortized Cost		1,397,265
Held-to-maturity Securities, Amortized cost	[2]	1,567,758	1,257,808
Mortgage Backed Securities [Member] | Commercial [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, debt maturities, after five through ten years, fair value	[1]	54,764
Availably-for-sale Securities, debt maturities, after ten years, Fair Value	[1]	18,009
Available-for-sale Securities, debt maturities, Fair Value	[1]	72,773
Held-to-maturity Securities, debt maturities, after one year through five, Amortized Cost		59,581
Held-to-maturity Securities, Amortized cost	[2]	59,581	59,521
Mortgage Backed Securities [Member] | Non-Agency [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, debt maturities, within one year, Fair Value	[1]	8
Availably-for-sale Securities, debt maturities, after ten years, Fair Value	[1]	1,884
Available-for-sale Securities, debt maturities, Fair Value	[1]	1,892
Held-to-maturity Securities, debt maturities, after ten years, Amortized Cost		688
Held-to-maturity Securities, Amortized cost	[2]	$ 688	$ 929

[1]	Due to the immaterial amount of income recognized on tax-exempt securities, yields were not calculated on a tax-equivalent basis.
[2]	Held-to-maturity securities are carried in the consolidated statements of financial condition at amortized cost, and the changes in the value of these securities, other than impairment charges, are not reported on the consolidated financial statements.